Finance Income and Finance Costs	12 Months Ended
Mar. 31, 2026
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Finance Income and Finance Costs
(22) Finance Income and Finance Costs
Finance income and finance costs for the years ended March 31, 2024, 2025 and 2026 consist of the following:

	Yen (millions)
	2024	2025	2026
Interest income:
Financial assets measured at amortized cost	¥169,287	¥184,928	¥168,455
Financial assets measured at fair value through other comprehensive income	798	1,206	1,242
Financial assets measured at fair value through profit or loss	3,610	4,997	5,404
Other	—	—	4,365

Total	173,695	191,131	179,466

Interest expense:
Financial liabilities measured at amortized cost	(42,609)	(45,385)	(59,731)
Other	(17,022)	(9,522)	(23,831)

Total	(59,631)	(54,907)	(83,562)

Other, net:
Dividends received:
Financial assets measured at fair value through other comprehensive income	8,804	15,037	15,578
Gains (losses) on derivatives:
Financial assets and financial liabilities measured at fair value through profit or loss	(202)	(24,783)	65,195
Gains (losses) on foreign exchange	67,414	(22,009)	(29,159)
Other	(40,490)	(1,297)	25,608

Total	35,526	(33,052)	77,222

Total	¥149,590	¥103,172	¥173,126